Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

19. Income Taxes

The effective tax rate for the three-month periods ended March 31, 2022, and March 31, 2021, was impacted by unbenefited losses. Specifically, the March 31, 2022, impairment charge of approximately $14,000 has resulted in a tax benefit of $1,227 in the three months ended March 31, 2022.

21. Tax

The reconciliation of the statutory rate to the effective tax rate is as follows:

Reconciliation of effective tax rate:	2021 $	2020 (Restated) $
Tax computed on the loss before tax at a tax rate of (21.0% and 22.0% for the years ended December 31, 2021 and 2020 respectively)	(5,568)	(1,412)
Foreign rate differential	(210)	4
Non-deductible expenses, share-based payments	523	135
Non-deductible expenses, other	905	151
Tax value of derivative warrants	(438)	(491)
Special tax deduction on research and development expenses	(464)	(323)
Loss offset to research and development incentive	682	708
Other adjustments	60	(123)
Adjustment of tax concerning previous years	134	3
Change in valuation allowance	4,322	1,546
Transaction costs	187	—
Effective tax rate	133	198

The components of income (loss) before income taxes were as follows:

	Year ended December 31,
(in $1,000’s)	2021 $	2020 (Restated) $
Denmark	(21,250)	(6,188)
Sweden	(11)	(4)
United States	(5,254)	(227)
	(26,515)	(6,419)

The components of the provision for income taxes from operations were as follows:

	Year ended December 31,
(in $1,000’s)	2021 $	2020 (Restated) $
Current:
Denmark	—	—
Sweden	44	30
United States	69	3
Total	113	33
Deferred:
Denmark	20	165
Sweden	—	—
United States	—	—
Total	20	165
	133	198

Deferred tax comprises:	2021 $	2020 (Restated) $
Property, plant and equipment	21	21
Intangible assets	(5,198)	(5,648)
Stock compensation	815	—
Other accruals	(47)	(57)
Net operating losses	9,095	6,158
Total deferred tax	4,686	474
Valuation allowance	(6,647)	(2,609)
Net deferred tax liabilities	(1,961)	(2,135)

Tax on profit/loss for the year:	2021 $	2020 (Restated) $
Current income tax	88	33
Change in deferred tax	20	165
Adjustment of tax concerning previous years	25	—
Tax received under the tax credit scheme	—	—
Tax expense	133	198

Tax losses carried forward of approximately $41.6 million can be carried forward indefinitely. Deferred tax has been provided corresponding to the statutory tax rate applied.

The statute of limitations for re-assessment of tax returns in Denmark is three years and five years for transfer pricing. As of December 31, 2021, the Company’s December 31, 2017 through 2020 tax years remain open and the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities.